Document And Entity Information	12 Months Ended
Jul. 31, 2023
Document Information [Line Items]
Entity Registrant Name	ARK Venture Fund
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001905088
Document Period End Date	Jul. 31, 2023